Portfolio of Investments
CTIVP® – Loomis Sayles Growth Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 11.5%
Interactive Media & Services 11.5%
Alphabet, Inc., Class A(a)	56,166	68,586,549
Alphabet, Inc., Class C(a)	56,307	68,638,233
Facebook, Inc., Class A(a)	746,694	132,971,268
Total		270,196,050
Total Communication Services		270,196,050
Consumer Discretionary 18.2%
Hotels, Restaurants & Leisure 6.7%
Starbucks Corp.	859,787	76,022,366
Yum China Holdings, Inc.	712,332	32,361,243
Yum! Brands, Inc.	423,238	48,007,886
Total		156,391,495
Internet & Direct Marketing Retail 11.5%
Alibaba Group Holding Ltd., ADR(a)	725,288	121,289,912
Amazon.com, Inc.(a)	85,261	148,005,423
Total		269,295,335
Total Consumer Discretionary		425,686,830
Consumer Staples 14.4%
Beverages 6.1%
Coca-Cola Co. (The)	1,152,259	62,728,980
Monster Beverage Corp.(a)	1,376,310	79,908,559
Total		142,637,539
Food Products 2.9%
Danone SA, ADR	3,907,913	68,622,952
Household Products 5.4%
Colgate-Palmolive Co.	631,535	46,424,138
Procter & Gamble Co. (The)	638,676	79,438,521
Total		125,862,659
Total Consumer Staples		337,123,150
Energy 1.3%
Energy Equipment & Services 1.3%
Schlumberger Ltd.	916,191	31,306,247
Total Energy		31,306,247
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 4.9%
Capital Markets 3.9%
Factset Research Systems, Inc.	160,732	39,053,054
SEI Investments Co.	900,057	53,332,878
Total		92,385,932
Consumer Finance 1.0%
American Express Co.	187,243	22,147,102
Total Financials		114,533,034
Health Care 14.1%
Biotechnology 4.1%
Amgen, Inc.	199,156	38,538,678
Regeneron Pharmaceuticals, Inc.(a)	205,420	56,983,508
Total		95,522,186
Health Care Equipment & Supplies 1.6%
Alcon, Inc.(a)	84,651	4,934,307
Varian Medical Systems, Inc.(a)	262,996	31,320,193
Total		36,254,500
Health Care Technology 2.1%
Cerner Corp.	732,260	49,918,164
Pharmaceuticals 6.3%
Merck & Co., Inc.	341,245	28,726,004
Novartis AG, ADR	423,254	36,780,773
Novo Nordisk A/S, ADR	1,238,816	64,046,787
Roche Holding AG, ADR	499,708	18,216,855
Total		147,770,419
Total Health Care		329,465,269
Industrials 5.4%
Air Freight & Logistics 2.7%
Expeditors International of Washington, Inc.	867,823	64,470,571
Machinery 2.7%
Deere & Co.	373,024	62,921,688
Total Industrials		127,392,259
Information Technology 29.2%
Communications Equipment 2.8%
Cisco Systems, Inc.	1,328,116	65,622,211
CTIVP® – Loomis Sayles Growth Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
CTIVP® – Loomis Sayles Growth Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 7.9%
Automatic Data Processing, Inc.	144,463	23,319,217
Visa, Inc., Class A	943,857	162,352,843
Total		185,672,060
Semiconductors & Semiconductor Equipment 5.6%
NVIDIA Corp.	320,858	55,851,752
QUALCOMM, Inc.	978,224	74,618,927
Total		130,470,679
Software 12.9%
Autodesk, Inc.(a)	618,871	91,407,247
Microsoft Corp.	660,503	91,829,732
Oracle Corp.	2,177,034	119,802,181
Total		303,039,160
Total Information Technology		684,804,110
Total Common Stocks (Cost $1,490,025,803)		2,320,506,949

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(b),(c)	24,720,517	24,718,044
Total Money Market Funds (Cost $24,718,279)		24,718,044
Total Investments in Securities (Cost: $1,514,744,082)		2,345,224,993
Other Assets & Liabilities, Net		(1,270,138)
Net Assets		2,343,954,855

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	48,043,577	67,321,950	(90,645,010)	24,720,517	(1,433)	(235)	414,380	24,718,044
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	CTIVP® – Loomis Sayles Growth Fund | Quarterly Report 2019